10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	R$ 9,944,586	R$ 1,088,955	R$ 2,248,004	R$ 3,411,572
Other current assets	367,814	390,581
Total current assets	23,386,194	12,725,805
Noncurrent Assets
Other non-current assets	3,603,047	2,793,115
Total non-current assets	39,615,955	38,143,471
Total Assets	63,002,149	50,869,276
Current Liabilities
Borrowings and financing	4,126,453	5,125,843
Lease liabilities	93,626	35,040
Total current liabilities	14,725,696	11,619,957
Noncurrent Liabilities
Borrowings and financing	31,144,200	22,841,193
Lease liabilities	436,505	439,350
Total non-current liabilities	37,024,948	27,887,387
Total equity	11,251,505	11,361,932	10,013,440	R$ 8,288,229
Total liabilities and shareholders' equity	63,002,149	50,869,276
Net revenue	30,064,020	25,436,417	22,968,885
Cost of sales and services	19,124,901	17,263,264	16,105,657
Gross profit	10,939,119	8,173,153	6,863,228
Financial income (expenses), net	(796,311)	(2,131,184)	(1,495,643)
Income before income tax and social contribution	R$ 4,918,126	1,410,733	R$ 5,450,917
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%)	34.94%
Current Assets
Cash and cash equivalents	R$ 1,206,484	670,296
Advances to suppliers	27,312	20,100
Other current assets	823,204	1,326,281
Total current assets	2,057,000	2,016,677
Noncurrent Assets
Other non-current assets	608,878	789,562
Investments, PP&E and intangible assets	8,537,009	8,316,033
Total non-current assets	9,145,887	9,105,595
Total Assets	11,202,887	11,122,272
Current Liabilities
Borrowings and financing	828,439	653,784
Lease liabilities	317,526	256,034
Other current liabilities	1,117,975	1,561,684
Total current liabilities	2,263,940	2,471,502
Noncurrent Liabilities
Borrowings and financing	2,162,657	2,369,615
Lease liabilities	1,674,594	1,650,758
Other non-current liabilities	788,862	527,871
Total non-current liabilities	4,626,113	4,548,244
Total equity	4,312,834	4,102,526
Total liabilities and shareholders' equity	11,202,887	11,122,272
Net revenue	3,604,965	3,200,809
Cost of sales and services	(2,521,991)	(2,382,828)
Gross profit	1,082,974	817,981
Operating (expenses) income	(105,267)	207,840
Financial income (expenses), net	(330,756)	(268,089)
Income before income tax and social contribution	646,951	757,732
Current and deferred income tax and social contribution	(216,649)	(254,378)
Profit / (loss) for the period	R$ 430,302	503,354
Transnordestina logistica s.a [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%)	47.26%
Current Assets
Cash and cash equivalents	R$ 1,390	17,166
Advances to suppliers	1,948	3,240
Other current assets	51,793	59,405
Total current assets	55,131	79,811
Noncurrent Assets
Other non-current assets	225,492	258,391
Investments, PP&E and intangible assets	9,574,588	8,968,447
Total non-current assets	9,800,080	9,226,838
Total Assets	9,855,211	9,306,649
Current Liabilities
Borrowings and financing	241,029	103,877
Other current liabilities	125,794	171,821
Total current liabilities	366,823	275,698
Noncurrent Liabilities
Borrowings and financing	6,368,070	6,084,424
Other non-current liabilities	665,653	430,603
Total non-current liabilities	7,033,723	6,515,027
Total equity	2,454,665	2,515,924
Total liabilities and shareholders' equity	9,855,211	9,306,649
Net revenue	35
Gross profit	35
Operating (expenses) income	(42,108)	(18,077)
Financial income (expenses), net	(19,186)	(18,386)
Income before income tax and social contribution	(61,259)	(36,463)
Profit / (loss) for the period	R$ (61,259)	(36,463)
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%)	50.00%
Current Assets
Cash and cash equivalents	R$ 1,351
Other current assets	2,356
Total current assets	3,707
Noncurrent Assets
Other non-current assets
Investments, PP&E and intangible assets	11,365
Total non-current assets	11,365
Total Assets	15,072
Current Liabilities
Other current liabilities	602
Total current liabilities	602
Noncurrent Liabilities
Total equity	14,470
Total liabilities and shareholders' equity	15,072
Net revenue	2,308
Cost of sales and services	(2,386)
Gross profit	(78)
Operating (expenses) income	(576)
Financial income (expenses), net	(4)
Income before income tax and social contribution	(658)
Profit / (loss) for the period	R$ (658)
Ita Energetica [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%)	48.75%
Current Assets
Cash and cash equivalents	R$ 48,919	65,793
Advances to suppliers	742	363
Other current assets	89,521	15,955
Total current assets	139,182	82,111
Noncurrent Assets
Other non-current assets	20,807	24,361
Investments, PP&E and intangible assets	390,672	426,403
Total non-current assets	411,479	450,764
Total Assets	550,661	532,875
Current Liabilities
Other current liabilities	19,721	16,793
Total current liabilities	19,721	16,793
Noncurrent Liabilities
Other non-current liabilities	15,900	16,550
Total non-current liabilities	15,900	16,550
Total equity	515,040	499,532
Total liabilities and shareholders' equity	550,661	532,875
Net revenue	173,426	163,048
Cost of sales and services	(74,048)	(83,129)
Gross profit	99,378	79,919
Operating (expenses) income	(67,885)	(62,660)
Financial income (expenses), net	(764)	1,183
Income before income tax and social contribution	30,729	18,442
Current and deferred income tax and social contribution	(10,391)	(6,147)
Profit / (loss) for the period	R$ 20,338	12,295
CBSI [member]
Noncurrent Liabilities
Net revenue		267,436
Cost of sales and services		(233,830)
Gross profit		33,606
Operating (expenses) income		(12,328)
Financial income (expenses), net		(1,460)
Income before income tax and social contribution		19,818
Current and deferred income tax and social contribution		(6,428)
Profit / (loss) for the period		R$ 13,390